Submission	Aug. 25, 2026
Submission [Line Items]
Central Index Key	0001378140
Registrant Name	Ocean Power Technologies, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES